Mezzanine Equity and Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2024
Mezzanine Equity and Stockholders' Equity (Deficit)
Mezzanine Equity and Stockholders' Equity (Deficit)

Note 13 - Mezzanine Equity and Stockholders’ Equity (Deficit)

Authorized Shares (Predecessor)

The Legacy Adagio’s Amended and Restated Articles of Incorporation authorize the issuance of two classes of stock designated as common and preferred stock, each having a par value of $0.001 per share. The number of shares authorized as of July 30, 2024 is 11,534,892 consisting of 6,594,946 shares of common stock and 4,939,946 shares of preferred stock, designated as Series A, Series B, Series C, Series D, and Series E preferred stock in the amounts included in the table below.

Convertible Preferred Stock (Predecessor)

Legacy Adagio classifies convertible preferred stock as temporary equity on the accompanying condensed consolidated balance sheets, as all such preferred stock is redeemable either at the option of the holder or upon an event outside the control of Legacy Adagio. The requirements of a deemed liquidation event, as defined within its amended and restated certificate of incorporation filed in November 2020, are not entirely within Legacy Adagio’s control. In the event of such a deemed liquidation event, the proceeds from the event are distributed in accordance with the liquidation preferences, provided that the holders of preferred stock have not converted their shares into common stock. Legacy Adagio records the issuance of preferred stock at the issuance price less related issuance costs. Legacy Adagio has not adjusted the carrying value of outstanding preferred stock to its liquidation preference because a deemed liquidation event is not probable of occurring as of the end of the reporting period.

During the periods from January 1, 2024 to July 30, 2024 (Predecessor), the following transactions have been executed:

•On June 25, 2024, 207,902 shares of Series E Preferred Stock were extinguished and exchanged for 207,902 shares of pre-funded warrants to purchase Series E Preferred Stock. See Note 10- Warrants for additional information regarding the Series E Pre-funded Warrants. The difference between the carrying value of the extinguished Series E Preferred Stock and the fair value of the issued Series E Pre-funded Warrants is recorded in additional paid-in capital.

On the Closing Date, the Legacy Adagio’s 4,732,044 convertible preferred stocks were converted into shares of Legacy Adagio common stock on a one-to-one basis prior to Adagio Merger Effective Time and then converted into 789,337 shares of the Company’s Common Stock and additional paid in capital at the Closing based on the exchange ratio set forth in the Business Combination Agreement.

There were no preferred stock transactions during the year ended December 31, 2023 (Predecessor).

The following table summarizes information related to issuance of the Company’s preferred stock as of December 31, 2023 (Predecessor) (in thousands, except share data):

Preferred Stock Class	Number of Shares Authorized	Shares Issued and Outstanding	Carrying Value (1)	Conversion Price Per Share	Number of Common Stock Equivalent Shares	Liquidation Preference
Series A	270,856	270,856	$2,500	$9.23	270,856	$2,500
Series B	815,730	815,730	10,626	13.04	815,730	10,637
Series C	981,596	981,596	15,988	16.30	981,596	16,000
Series D	992,064	992,064	19,990	20.16	992,064	20,000
Series E	1,879,700	1,879,700	42,365	22.61	1,879,700	42,500
	4,939,946	4,939,946	$91,469		4,939,946	$91,637

(1)The carrying value reflects the gross proceeds received from the sale of the preferred stock less issuance costs.

The relative rights, terms, privileges, and restrictions granted to or imposed upon preferred stockholders are described below:

Preferred Stock - Dividends

Prior and in preference to any declaration or payment of any dividends to the holders of common stock, the holders of preferred stock shall be entitled to receive dividends out of any assets legally available therefor, at the rate of eight percent (8%) of the original issue price per share per annum. The original issue price of Series A, Series B, Series C, Series D, and Series E is $9.23, $13.04, $16.30, $20.16, and $22.61, respectively. The dividends shall not be cumulative.

In the event that the dividend amount declared by the Board of Directors of Legacy Adagio is insufficient to permit payment of the full aforesaid dividends, such dividends will be paid ratably to each holder of preferred stock in proportion to the dividend amounts to which each holder of preferred stock is entitled. After payment of the full amount of the aforesaid dividends, any additional dividends declared shall be distributed to the holder of common stock and preferred stock in proportion to the number of shares of common stock that would be held by such holder on an as-converted to common stock basis.

No dividends on preferred stock or common stock have been declared by the Board of Directors as of December 31, 2023 (Predecessor) or as of the Closing date.

Liquidation Preference

In the event of liquidation of Legacy Adagio, including a merger, acquisition, or sale of all or substantially all the assets of Legacy Adagio, holders of preferred stock are entitled to receive an amount equal to the original issue price of each share of preferred stock held plus any dividends declared but not yet paid, prior to any distribution of assets or surplus funds of Legacy Adagio to common stock shareholders. After payment has been made to the holders of the preferred stock of the full amounts to which they are entitled as noted above, the remaining assets would be distributed among the holders of the common stock pro rata based on the number of shares of common stock held by each holder.

If, at the time of liquidation, the assets are insufficient to permit full payment of the liquidation preferences of the series listed in the order above, the assets must be distributed ratably among the holders of the series in proportion to the full preferential amount each such holder is otherwise entitled to receive in respect to such shares.

Voting Rights

So long as the shares of preferred stock that are convertible into at least 1,000,000 shares of common stock (subject to appropriate adjustment in the event of any stock dividends, stock split, combination or other similar recapitalization with respect to the common stock) are issued and outstanding, the holders of preferred stock, voting as a separate class on an as-converted to common stock basis, shall have the right to elect four members of the Board of Directors of Legacy Adagio. The holders of common stock, voting as a separate class, shall have the right to elect one member of the Board of Directors. The remaining directors shall be elected by the holders of the common stock and the preferred stock, voting together as a single class on an as-converted to common stock basis.

On all other matters, the holders of the preferred stock shall have full voting rights and powers equal to the voting rights and powers of the holders of common stock.

Fractional votes by the holders of preferred stock shall not be permitted and any fractional voting rights shall be rounded to the nearest whole number.

Conversion Rights

Each share of preferred stock shall be convertible, at the option of the holder, into shares of common stock without the payment of any additional consideration. The preferred stock shall be convertible into the number of fully paid and nonassessable shares of common stock which results from dividing the conversion price per share in effect for the preferred stock at the time of conversion into the per share conversion value. The initial per share conversion price of Series A, Series B, Series C, Series D, and Series E is $9.23, $13.04, $16.30, $20.16, and $22.61, respectively. The initial conversion price is subject to adjustment for antidilution provisions, as defined. The per share conversion value of Series A, Series B, Series C, Series D, and Series E is $9.23, $13.04, $16.30, $20.16, and $22.61, respectively.

Each share of preferred stock shall automatically be converted into shares of common stock at the then effective conversion rate immediately upon the earlier of (i) the election of the holders of a majority of the outstanding shares of preferred stock, voting as a separate class on an as-converted to common stock basis, or (ii) the closing of the sale of the Legacy Adagio common stock in a firm commitment, underwritten public offering registered under the Securities Act of 1933, as amended, with aggregate offering proceeds to Legacy Adagio (before deduction for underwriters’ discounts and expenses relating to the issuance) of at least $75 million and a public offering price per share equal to at least $67.83 (subject to adjustments for stock dividends, splits, combinations and similar events).

Protective Provisions

So long as there are at least 1,000,000 shares of preferred stock outstanding, Legacy Adagio shall not (by merger, reclassification, amendment or otherwise), without first obtaining the approval of the holders of at least seventy percent (70%) of the then outstanding shares of preferred stock, voting separately as a class, to, among other things: (i) amend the certificate of incorporation or bylaws; (ii) adversely alter or change the rights, preferences or privileges of the preferred stock; (iii) increase or decrease the aggregate number of authorized shares of any class of the capital stock of Legacy Adagio.

So long as shares of Series E preferred stock that are convertible into at least 500,000 shares of common stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock) are issued and outstanding, Legacy Adagio shall not directly or indirectly (by merger, reclassification, amendment or otherwise), without first obtaining the approval of the holders of at least a majority of the voting power of the then outstanding shares of Series E preferred stock, voting separately as a class, to, among other things: (i) amend, alter, repeal or waive any provision of the certificate of incorporation or bylaws of Legacy Adagio in a manner that adversely affects the holders of the Series E preferred stock in a manner different from any other series of preferred stock; (ii) create or authorize the creation of or issue any other security convertible into to exercisable for any equity security having rights, preferences or privileges senior to the Series E preferred stock; (iii) increase or decrease the authorized number of shares of Series E preferred stock.

Common Stock (Predecessor)

Each share of common stock is entitled to one vote. As of December 31, 2023 (Predecessor), Legacy Adagio authorized to issue up to 6,594,946 of common stock at a par value of $0.001 per share out of which 786,510 shares issued and 779,908 shares outstanding.

On the Closing Date, as explained in Note 3- Forward Merger, each share of Legacy Adagio issued and outstanding prior to the Closing Date was converted into the Company’s Common Stock based on exchange ratio set forth in the Business Combination Agreement.

Common Stock (Successor)

As of September 30, 2024 (Successor), the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue up to 210,000,000 of common stock at a par value of $0.0001 per share, and 20,000,000 shares of preferred stock, par value $0.0001 per share. As of September 30, 2024 (Successor), 14,535,136 shares were issued and outstanding, including 1,147,500 Sponsor Earnout (as defined below).

In September 2024, the Company issued 1,147,500 shares of the Company’s Common Stock (such issuance, the “Sponsor Earnout”) to the AYRA Sponsor under the Sponsor Letter Agreement dated February 13, 2024 (“the Sponsor Letter Agreement”). Pursuant to the agreement, the Sponsor Earnout shall be unvested and vests upon the earlier of: i) During the period from the effective time to the 10th anniversary of the Closing Date (the “Earn-Out Period”), the stock price of the Company’s Common Stock equals to or exceeds $24.00 per share (the “Trigger Price”) for any 20 trading days within any 30 trading day period from and after the Closing Date (the “Earn-Out Target”), and ii) immediately prior to the consummation of a company sale during the Earn-Out Period.

As of the reporting date, the vesting of the Sponsor Earnout was not considered probable.

According to ASC 815, it is determined that the Sponsor Earnout is indexed to the Company’s Common Stock and classified as equity and is initially measured at fair value and not subsequently remeasured. The Sponsor Earnout vests when the Company’s stock price meets a stated price or there is a company sale during the earnout period. Upon meeting either vesting condition, the same number of the Company’s Common Stock would be issued and no longer subject to forfeiture or cancellation. The Sponsor Earnout meets the ASC 815-40 indexation guidance. Specifically, the stated stock price and company sale, as the exercise contingencies, do not preclude equity indexation and there is no variability in the number of shares issuable under the Sponsor Earnout. Additionally, the Sponsor Earnout at the issuance meets the ASC 815-40 equity classification criterion as the Company has sufficient authorized shares available to settle the Sponsor Earnout and all the antidilution adjustments are in the control of the Company.

The holders of the Company’s Common Stock are entitled to receive dividends whenever funds are legally available, when and if declared by the Company’s Board of Directors. As of September 30, 2024 (Successor), no cash dividend has been declared to date. Each share of the Company’s Common Stock is entitled to one vote.

Below table summarizes the number of shares of common stock outstanding immediately following the Closing:

Number of Shares
Contribution from PIPE Financing for cash	3,287,018
Conversion of ARYA convertible promissory notes	355,100
Conversion of ARYA Class A ordinary shares and Class B ordinary shares	2,089,000
Conversion of Class A ordinary shares subject to redemption	123,520
Shares issued in purchase consideration	6,771,769
Additional shares issued and reclassification of Class A ordinary shares subject to non-redemption agreements and open market subscription agreements	761,229
Total	13,387,636

The table below summarizes the Company’s reserved common stock for further issuance as of September 30, 2024 (Successor) and December 31,2023 (Predecessor):

	September 30, 2024	December 31, 2023
	(Successor)	(Predecessor)
Conversion of preferred stock	—	4,939,946
Stock options issued and outstanding under the 2012 and 2022 Plan	—	747,001
Common shares available for future grant under the 2012 and 2022 Plan	—	27,012
Base Warrants	7,528,727	—
PIPE Pre-funded Warrants	670,000	—
Convertible Securities Notes	3,231,327	—
Convert Warrants	1,500,000	—
Company’s Common Stock issuable upon the exercise of outstanding options Legacy Adagio’s equity plans that were assumed in the Business Combination	7,587	—
Common Stock reserved for future issuance under the 2024 Equity Incentive Plan	4,472,592	—
Common Stock reserved for future issuance under the 2024 Key Employee Equity Incentive Plan	3,354,444	—
Common Stock reserved for future issuance under the 2024 Employee Stock Purchase Plan	441,293	—
Common stock reserved for future issuance	21,205,970	5,713,959